FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 13) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total liabilities	R$ 31,887	R$ 32,584
Cash and cash equivalents	(1,441)	(825)
Net liabilities	(1,069)	(1,726)
Equity	R$ 21,784	R$ 19,462
Net liabilities equity	0.96%	1.22%
Assets and liabilities [member]
IfrsStatementLineItems [Line Items]
Total liabilities	R$ 31,888	R$ 32,584
Cash and cash equivalents	(1,441)	(825)
Restricted cash	(16)	(19)
Net liabilities	30,431	31,740
Equity	R$ 21,783	R$ 19,462
Net liabilities equity	1.40%	1.62%